                     SUPPLEMENT DATED NOVEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Subaccount Not Available For New Purchase Payments

The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004. Any requests for purchases into the International Growth Portfolio -- Service Shares on or after November 15, 2004 will be refused. Assets allocated to the International Growth Portfolio -- Service Shares prior to November 15, 2004 may remain allocated to the Portfolio; however, if such assets are transferred or surrendered from the Portfolio, they may not be reallocated to the Portfolio.

Contract owners participating in an asset rebalancing or dollar cost averaging program in which one of the Portfolios is the Janus Aspen
Series -- International Growth Portfolio -- Service Shares must elect a replacement Portfolio within 30 days of the date of this supplement or the asset rebalancing program or dollar cost averaging program will be terminated.

Two New Subaccounts

Effective November 15, 2004, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund, Inc.
 -- AllianceBernstein International Value Portfolio -- Class B. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                  Subaccount Investing In          Investment Objective               Adviser
                  ----------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. International   Seeks to provide long-term growth of A I M Advisors, Inc.
INSURANCE FUNDS   Growth Fund -- Series II capital.
                  Shares
                  ----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein        Seeks long-term growth of capital    Alliance Capital
VARIABLE PRODUCTS International Value                                           Management, L.P.
SERIES FUND, INC. Portfolio -- Class B
                  ----------------------------------------------------------------------------------

In addition, Appendix C to your prospectus is amended to include the following:

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund --  Series II Shares        0.75%   0.25%      N/A         0.35%     1.35%

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     1.00%   0.25%      N/A         0.49%     1.74%

                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                                         Total
                                                                                                       Underlying
                                                              Management 12b-1 Administrative  Other   Portfolio
                                                                 Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B     0.75%   0.25%      N/A         0.49%     1.49%

Asset Allocation Model For Certain Riders Revised

The asset allocation models included in the "Guaranteed Minimum Withdrawal Benefit" and "Payment Protection Rider" sections of your prospectus are revised as follows to reflect (i) the addition of two new Portfolios, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein International Value Portfolio -- Class B and (ii) that the Janus Aspen
Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004:

        CATEGORY PERCENTAGE            AVAILABLE SUBACCOUNTS
        ----------------------------------------------------------------
        LARGE       12%     AIM Variable Insurance Funds -- AIM V.I.
        CAP                   Premier Equity Fund -- Series I Shares
        GROWTH              AllianceBernstein Variable Products Series
                              Fund, Inc. -- AllianceBernstein Premier
                              Growth Portfolio -- Class B
                            Fidelity Variable Insurance Products
                              Fund -- VIP Growth Portfolio -- Service
                              Class 2
                            Greenwich Street Series Fund -- Salomon
                              Brothers Variable Aggressive Growth
                              Fund -- Class II (formerly, Salomon
                              Brothers Variable Emerging Growth Fund)
                            MFS(R) Variable Insurance Trust -- MFS(R)
                              Investors Growth Stock Series -- Service
                              Class Shares
                            Nations Separate Account Trust -- Nations
                              Marsico Growth Portfolio
                            The Prudential Series Fund, Inc.  --
                              Jennison Portfolio -- Class II
        ----------------------------------------------------------------
        LARGE       19%     AIM Variable Insurance Funds -- AIM V.I.
        CAP                   Basic Value Fund -- Series II Shares
        VALUE               AllianceBernstein Variable Products Series
                              Fund, Inc. -- AllianceBernstein Growth
                              and Income Portfolio -- Class B
                            Fidelity Variable Insurance Products Fund
                              -- VIP Equity-Income Portfolio -- Service
                              Class 2
                            Merrill Lynch Variable Series Funds, Inc. --
                               Merrill Lynch Basic Value V.I. Fund --
                               Class III Shares
                            Salomon Brothers Variable Series Funds
                              Inc. -- Salomon Brothers Variable All
                              Cap Fund -- Class II
                            Van Kampen Life Investment Trust  --
                              Comstock Portfolio -- Class II Shares
        ----------------------------------------------------------------
        MID CAP     7%      Fidelity Variable Insurance Products Fund
                              -- VIP Mid Cap Portfolio -- Service
                              Class 2
                            GE Investments Funds, Inc. -- Mid-Cap
                              Value Equity Fund
        ----------------------------------------------------------------

       CATEGORY      PERCENTAGE           AVAILABLE SUBACCOUNTS
       ------------------------------------------------------------------
       SMALL CAP        5%      GE Investments Funds, Inc. -- Small-
                                  Cap Value Equity Fund
                                Merrill Lynch Variable Series Funds, Inc.
                                  -- Merrill Lynch Small Cap Value V.I.
                                  Fund -- Class III Shares
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  New Discovery Series -- Service
                                  Class Shares
                                Oppenheimer Variable Account Funds
                                  -- Oppenheimer Main Street Small
                                  Cap Fund/VA -- Service Shares
       ------------------------------------------------------------------
       INTERNATIONAL    15%     AIM Variable Insurance Funds -- AIM
                                  V.I. International Growth Fund --
                                   Series II Shares
                                AllianceBernstein Variable Products
                                  Series Fund, Inc. -- AllianceBernstein
                                  International Value Portfolio --
                                  Class B
                                Janus Aspen Series -- International
                                  Growth Portfolio -- Service Shares*
                                Nations Separate Account Trust  --
                                  Nations Marsico International
                                  Opportunities Portfolio
       ------------------------------------------------------------------
       HIGH-YIELD       4%      Federated Insurance Series  --
                                  Federated High Income Bond Fund II
                                  -- Service Shares
                                PIMCO Variable Insurance Trust -- High
                                  Yield Portfolio -- Administrative Class
                                  Shares
       ------------------------------------------------------------------
       BONDS            23%     GE Investments Funds, Inc. -- Income
                                  Fund
                                PIMCO Variable Insurance Trust -- Long-
                                  Term U.S. Government Portfolio  --
                                  Administrative Class Shares
                                PIMCO Variable Insurance Trust -- Total
                                  Return Portfolio -- Administrative
                                  Class Shares
       ------------------------------------------------------------------
       CASH             15%     GE Investments Funds, Inc. -- Money
       EQUIVALENTS                Market Fund
       ------------------------------------------------------------------

                         * The Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments on or after November 15, 2004. Any requests for purchases into the Portfolio on or after November 15, 2004 will be refused.